Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 608,776	¥ 615,013
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,913,177	2,792,716
Intangible assets, Accumulated amortization	2,333,943	2,202,049
Intangible assets, Net carrying amount	579,234	590,667
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,093,449	1,035,821
Intangible assets, Accumulated amortization	831,067	761,630
Intangible assets, Net carrying amount	262,382	274,191
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,502,350	1,433,751
Intangible assets, Accumulated amortization	1,233,568	1,172,861
Intangible assets, Net carrying amount	268,782	260,890
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	258,682	252,610
Intangible assets, Accumulated amortization	231,136	220,658
Intangible assets, Net carrying amount	27,546	31,952
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,099	19,064
Intangible assets, Accumulated amortization	8,379	8,009
Intangible assets, Net carrying amount	10,720	11,055
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	39,597	51,470
Intangible assets, Accumulated amortization	29,793	38,891
Intangible assets, Net carrying amount	9,804	12,579
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	29,542	24,346
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	11,348	13,052
Unamortizable intangible assets | Spectrum Related Assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 18,194	¥ 11,294